Fair value measurements: - Schedule of Plan's Assets at Fair Value (Details) - EBP 008 [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investments, at fair value		$ 900,650,384	$ 763,742,143
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investments, at fair value		301,753,250	350,083,902
Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investments, at fair value		2,357,312	2,548,739
Investment Excluding Measured at Net Asset Value [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investments, at fair value		304,110,562	352,632,641
Investments Measured at Net Asset Value [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investments, at fair value	[1]	596,539,822	411,109,502
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investments, at fair value		304,110,562	352,632,641
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investments, at fair value		301,753,250	350,083,902
Level 1 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investments, at fair value		2,357,312	2,548,739
Level 1 | Investment Excluding Measured at Net Asset Value [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investments, at fair value		304,110,562	352,632,641
Level 1 | Investments Measured at Net Asset Value [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investments, at fair value	[1]	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investments, at fair value		0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investments, at fair value		0	0
Level 2 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investments, at fair value		0	0
Level 2 | Investment Excluding Measured at Net Asset Value [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investments, at fair value		0	0
Level 2 | Investments Measured at Net Asset Value [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investments, at fair value	[1]	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investments, at fair value		0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investments, at fair value		0	0
Level 3 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investments, at fair value		0	0
Level 3 | Investment Excluding Measured at Net Asset Value [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investments, at fair value		0	0
Level 3 | Investments Measured at Net Asset Value [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investments, at fair value	[1]	$ 0	$ 0

[1]	In accordance with FASB ASC 820, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.